Capital and Reserves	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Capital and Reserves
14.
Capital and Reserves

Share capital and share premium

As of June 30, 2026 issued share capital of the Company was as follows:

	Shares (number)	Share Capital (in thousand Euros)
Class A shares of euro 2.40 nominal value each	23,552,996	56,534
Class B shares of euro 24.00 nominal value each	355,040	8,521
Class C shares of euro 21.60 nominal value each	808,500	17,464
Total	24,716,536	82,519

All the shares issued were fully paid as of the date of the capital increases. Wallbox’s Class A Shares, Class B Shares and Conversion Shares (“Class C Shares”) provide their holders with same economic rights; however, Class B Shares provide holders with ten (10) votes per share, Class C Shares provide holders with nine (9) votes per share and Class A Shares provide holders with one (1) vote per share.

Wallbox’s Class A Shares began trading on the NYSE under the “WBX” symbol on October 4, 2021.

As of June 30, 2026 and December 31, 2025, authorized share capital was as follows:

June 30, 2026	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	36,525,000	2.40	87,660
Class B Shares	2,011,500	24.00	48,276
Conversion shares	808,500	21.60	17,464
Total	39,345,000		153,400

December 31, 2025	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A Shares	36,525,000	2.40	87,660
Class B Shares	2,011,500	24.00	48,276
Conversion shares	808,500	21.60	17,464
Total	39,345,000		153,400

During the six months ended June 30, 2026, there were the following share capital and share premium movements:

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)
At December 31, 2025	17,942,171		66,260	7,443
January 2026: Stock option plan execution (RSU) (Class A shares)	711	2.40	2	4
February 2026: Stock option plan execution (RSU) (Class A shares)	19,221	2.40	46	404
March 2026: Stock option plan execution (ESOP/RSU) (Class A shares)	49,401	2.40	119	300
April 2026: Stock option plan execution (RSU) (Class A shares)	61,635	2.40	149	27
May 2026: Stock option plan execution (RSU) (Class A shares)	39,874	2.40	96	441
June 2026: Capital increase (Private Placement+Bridge loan conversion) (Class A shares)	6,603,523	2.40	15,848	—
At June 30, 2026	24,716,536		82,519	8,619

The capital increases that have taken place during the six months ended June 30, 2026 correspond mainly to the private placement, conversion of bridge loan as part of the restructuring process and stock plans execution (see Note 19).

Nature and purpose of reserves

Capital reduction reserves

At June 30, 2025 the shareholder of the parent company approved the absorption of accounting losses into share premium for an amount of Euros 531,113 thousand. Additionally, at June 30, 2025 the board of directors approved an additional absorption of accounting losses into share premium for an amount of Euros 11,859 thousand. As a result, the share premium was reduced by a cumulative amount of Euros 542,972 thousand against capital reduction reserves. This transaction had no impact on the total equity, comprehensive income (loss), assets (including cash) or liabilities.

Consolidated prior years' Accumulated deficit

As of June 30, 2026, consolidated accumulated deficit amounts to Euros 722,485 thousand, as compared to Euros 674,858 thousand as of December 31, 2025.

A free distribution is restricted for the amount of capitalized internal development costs as carried on the consolidated statement of financial position. As of June 30, 2026, the amount of capitalized development costs as carried on the consolidated statement of financial position amounts to Euros 32,871 thousand, as compared to Euros 31,393 thousand as of December 31, 2025, as further detailed in Note 10.

Foreign currency translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations. This reserve is not freely distributable. This reserve amounts to Euros 368 thousand as of June 30, 2026, as compared to Euros (3,335) thousand as of December 31, 2025.

Other equity components:

Share-based payments

The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees, including key management personnel, as part of their remuneration. This reserve was Euros 16,110 thousand as of June 30, 2026, as compared to Euros 17,495 thousand as of December 31, 2025. Refer to Note 19 for further details of these plans.

Equity-settled earn-out

In addition, this caption includes Euros 865 thousand corresponding to the amount to be paid in shares for to the acquisition of Ares (2025: Euros 865 thousand).

Measurement adjustments to financial assets through OCI

Investments in funds referred to in Note 11 are measured at fair value at year end. The change in their valuation is recognized as other equity components through other comprehensive income.

Others

Within the others the Group included the impact of reversing the put option liability related to ABL.